HIGHMARK FUNDS

                         TREASURY PLUS MONEY MARKET FUND
                        SUPPLEMENT DATED AUGUST 14, 2008
                 TO RETAIL SHARES PROSPECTUS DATED JULY 9, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         1. HighMark Capital Management, Inc. will waive a portion of the Fund's fees and/or reimburse a portion of the Fund's expenses during a six month introductory period beginning August 14, 2008 and ending February 14, 2009. This will result in an expense ratio that is lower than that stated in the Prospectus and will provide Fund investors with a higher yield during the introductory period. Please see the Fund's website at WWW.HIGHMARKFUNDS.COM or call
                                                 ---------------------
1-800-433-6884 for current yield information.

         2. The following statement is added to the section titled "What are the Main Risks of Investing in this Fund?" on page 2 of the Prospectus:

         An investment in the Fund is not a deposit or an obligation of Union Bank of California, N.A., its affiliates or any other bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.













HMK-SK-057-0100

                                 HIGHMARK FUNDS

                         TREASURY PLUS MONEY MARKET FUND
                        SUPPLEMENT DATED AUGUST 14, 2008
                TO FIDUCIARY SHARES PROSPECTUS DATED JULY 9, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         1. HighMark Capital Management, Inc. will waive a portion of the Fund's fees and/or reimburse a portion of the Fund's expenses during a six month introductory period beginning August 14, 2008 and ending February 14, 2009. This will result in an expense ratio that is lower than that stated in the Prospectus and will provide Fund investors with a higher yield during the introductory period. Please see the Fund's website at WWW.HIGHMARKFUNDS.COM or call
                                                 ---------------------
1-800-433-6884 for current yield information.

         2. The following statement is added to the section titled "What are the Main Risks of Investing in this Fund?" on page 2 of the Prospectus:

         An investment in the Fund is not a deposit or an obligation of Union Bank of California, N.A., its affiliates or any other bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.













HMK-SK-058-0100

                                 HIGHMARK FUNDS

                         TREASURY PLUS MONEY MARKET FUND
                        SUPPLEMENT DATED AUGUST 14, 2008
                 TO CLASS S SHARES PROSPECTUS DATED JULY 9, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         1. HighMark Capital Management, Inc. will waive a portion of the Fund's fees and/or reimburse a portion of the Fund's expenses during a six month introductory period beginning August 14, 2008 and ending February 14, 2009. This will result in an expense ratio that is lower than that stated in the Prospectus and will provide Fund investors with a higher yield during the introductory period. Please see the Fund's website at WWW.HIGHMARKFUNDS.COM or call
                                                 ---------------------
1-800-433-6884 for current yield information.

         2. The following statement is added to the section titled "What are the Main Risks of Investing in this Fund?" on page 2 of the Prospectus:

         An investment in the Fund is not a deposit or an obligation of Union Bank of California, N.A., its affiliates or any other bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.













HMK-SK-059-0100